CASH AND CASH EQUIVALENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 230,068	$ 199,742
Mutual funds investment [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	95,754	62,208
Mutual funds investment [Member] | AAAfm [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 134,314	$ 137,534